EARNINGS PER SHARE - Computation of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Net income (loss) attributable to equity shareholders of the Company	$ (264)	$ 173	$ (443)	$ 299
Weighted average shares outstanding, basic (in shares)	535	500	534	500
Weighted average shares outstanding, diluted (in shares)	550	500	550	500
Total basic EPS attributable to equity shareholders (in USD per share)	$ 0.49	$ (0.35)	$ 0.83	$ (0.60)
Total basic diluted earnings per share attributable to equity shareholders (in USD per share)	$ 0.48	$ (0.35)	$ 0.81	$ (0.60)